Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2015
Registrant Name	GENERAL MONEY MARKET FUND INC
Central Index Key	0000353560
Amendment Flag	false
Document Creation Date	Oct. 14, 2016
Document Effective Date	Oct. 14, 2016
Prospectus Date	Oct. 14, 2016
Class A Prospectus | GENERAL MONEY MARKET FUND INC | Class A | GENERAL MONEY MARKET FUND INC
Prospectus:
Trading Symbol	GMMXX
Class A Prospectus | General Government Securities Money Market Fund | Class A | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS INC
Prospectus:
Trading Symbol	GGSXX
Class A Prospectus | General Treasury Securities Money Market Fund | Class A | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS INC
Prospectus:
Trading Symbol	GTAXX
Class A Prospectus | General Treasury and Agency Money Market Fund | Class A | DREYFUS/LAUREL FUNDS INC
Prospectus:
Trading Symbol	DUIXX
Class A Prospectus | General AMT-Free Municipal Money Market Fund | Class A | DREYFUS/LAUREL FUNDS INC
Prospectus:
Trading Symbol	DLTXX
Class A Prospectus | General Municipal Money Market Fund | General Municipal Money Market Fund - Class A | GENERAL MUNICIPAL MONEY MARKET FUNDS INC
Prospectus:
Trading Symbol	GTMXX
Class A Prospectus | GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND | Class A | GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GCAXX
Class A Prospectus | GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND | Class A | GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GNMXX
Class A Prospectus | GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC | GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC. - CLASS A | GENERAL NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC
Prospectus:
Trading Symbol	DNJXX
Class B Prospectus | GENERAL MONEY MARKET FUND INC | Class B | GENERAL MONEY MARKET FUND INC
Prospectus:
Trading Symbol	GMBXX
Class B Prospectus | General Government Securities Money Market Fund | Class B | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS INC
Prospectus:
Trading Symbol	GSBXX
Class B Prospectus | General Treasury Securities Money Market Fund | Class B | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS INC
Prospectus:
Trading Symbol	GTBXX
Class B Prospectus | General AMT-Free Municipal Money Market Fund | Class B | DREYFUS/LAUREL FUNDS INC
Prospectus:
Trading Symbol	DMBXX
Class B Prospectus | General Municipal Money Market Fund | General Municipal Money Market Fund - Class B | GENERAL MUNICIPAL MONEY MARKET FUNDS INC
Prospectus:
Trading Symbol	GBMXX
Class B Prospectus | GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND | Class B | GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GENXX
Class B Prospectus | GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND | Class B | GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GNYXX
Class B Shares Prospectus | General Treasury and Agency Money Market Fund | Class B | DREYFUS/LAUREL FUNDS INC
Prospectus:
Trading Symbol	DABXX
Dreyfus Class Prospectus | GENERAL MONEY MARKET FUND INC | Dreyfus Class | GENERAL MONEY MARKET FUND INC
Prospectus:
Trading Symbol	GMGXX
Dreyfus Class Prospectus | General Government Securities Money Market Fund | Dreyfus Class | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS INC
Prospectus:
Trading Symbol	GGDXX
Dreyfus Class Prospectus | General Treasury Securities Money Market Fund | Dreyfus Class | GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS INC
Prospectus:
Trading Symbol	GTFXX
Dreyfus Class Prospectus | General Treasury and Agency Money Market Fund | Dreyfus Class | DREYFUS/LAUREL FUNDS INC
Prospectus:
Trading Symbol	DUTXX
Dreyfus Class Prospectus | General AMT-Free Municipal Money Market Fund | Dreyfus Class | DREYFUS/LAUREL FUNDS INC
Prospectus:
Trading Symbol	DLRXX